Organization and principal activities (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Organization and principal activities

1.	Organization and principal activities

The accompanying consolidated financial statements include the accounts of China Greenstar Holdings Limited (the “Company”), and its wholly-owned subsidiaries, Greenstar Group (HK) Limited (“Greenstar HK”), Shenzhen Greenstar Technology Co., Ltd. (“Greenstar Technology”), The Company and its wholly-owned subsidiaries are collectively referred to as the “Group”. Details of the Company and its subsidiaries are as follows:

China Greenstar Holdings Limited (the “Company”) was established in the British Virgin Islands (“BVI”) on July 29, 2014. The Company itself has no significant business operations and assets other than holds equity interests in its subsidiaries.

Greenstar Group (HK) Limited (“Greenstar HK”) was established as an Investment Holding Company by Forever Prosperous Holdings (China) Limited (“Forever Prosperous”) (the controlling shareholder of the Company) in Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”) on October 25, 2013. The shares were transferred to the Company in August 2014, after the Company was set up.

Shenzhen Greenstar Technology Co., Ltd. (“Greenstar Technology”) was established as a wholly foreign owned enterprise on September 29, 2014 in Shenzhen, the PRC by Greenstar HK. The registered capital of Greenstar Technology is HK$ 1,000,000 (equal to USD128,622). Greenstar Technology will be principally engaged in selling fuel additive product and business consulting services. Currently, the Group has not generated any revenues from its operations.